Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments Under Non-cancelable Lease

2020	$3,230
2021	3,160
2022	3,149
2023	2,702
2024 and after	6,762
$19,003